INTEREST AND ACCRETION EXPENSE - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Interest expense on lease liabilities	$ 156	$ 87
Other	268	126
Total interest expense	10,254	7,368
Credit Facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	6,030	4,903
Revolving facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	2,736
Fresnillo obligation
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	$ 1,064	1,383
Project loan
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings		$ 869